financial instruments - Significant unobservable inputs used in the fair value measurement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets
Balance of period	$ 58,023	$ 56,136
Assets	58,023	56,136
Virtual power purchase agreements unrealized change in forward element | At fair value | Wind discount risk
Disclosure of fair value measurement of assets
Included in net income, excluding income taxes	(231)
Balance of period	(38)	193	$ 193
Assets	$ (38)	$ 193	$ 193